Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,422	$ 17,208	$ 24,545
Investment, related party		10,548
Accounts receivable, net	3,793	3,748	3,784
Inventories, net	16,068	7,168	4,458
Prepaid expenses and other current assets	274	810	4,987
Total current assets	29,611	43,140	46,421
Property and equipment, net	154	204	267
Operating lease right-of-use assets	1,129	1,375
Intangible asset, net	2,718	3,032	3,450
Other assets	492	320	268
Total assets	34,104	50,884	53,219
Current liabilities:
Acquisition contract liabilities, net	7,211	6,942	3,242
Operating lease liabilities	555	498
Accrued expenses and other current liabilities	11,039	10,864	9,654
Line of credit	1,697
Total current liabilities	29,124	20,894	13,836
Long-term liabilities:
Acquisition contract liabilities, net	2,500	2,400	9,542
Warrant liabilities	842	2,843	12,854
Operating lease liabilities, non-current	562	848
Other liabilities	38	21	5,649
Total liabilities	33,066	27,006	41,881
Commitments and contingencies (Note 18)
Stockholders’ equity:
Preferred Stock, $0.001 par value, 20,000,000 shares authorized, zero shares issued and outstanding as of September 30, 2023 and December 31, 2022
Common Stock, $0.001 par value, 15,000,000 shares authorized; 1,367,628 and 1,334,950 shares issued and outstanding as of September 30, 2023 and December 31, 2022	1	1	1
Additional paid-in capital	104,213	103,396	90,216
Accumulated deficit	(103,176)	(79,519)	(78,879)
Total stockholders’ equity	1,038	23,878	11,338
Total liabilities and stockholders’ equity	34,104	50,884	53,219
Related Party [Member]
Current assets:
Investment, related party	3,341	10,548
Other receivables, related party	2,713	3,658	8,647
Other receivables long term, related party		2,813	2,813
Current liabilities:
Accounts payable	6,988	1,312	282
Nonrelated Party [Member]
Current liabilities:
Accounts payable	$ 1,634	$ 1,278	$ 658